Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Feb. 24, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares authorized		4,900,000				4,900,000	4,900,000
Shares remaining available for issuance		3,914,330				3,914,330	3,914,330
Share-based compensation expense		$ 3		$ 5
Weighted-average fair value of options granted							$ 10.01
Kimberly-Clark Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 5		$ 1			$ 6	$ 5
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				1		$ 1
Expiration period							10 years
Dividend yield							0.00%
Costs not yet recognized		5				5	$ 5
Costs not yet recognized, period for recognition							1 year
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed volatility							25.00%
Risk-free interest rate							0.80%
Expected term							3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed volatility							27.00%
Risk-free interest rate							1.60%
Expected term							5 years
Stock Options | Spin-off
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee age at time of Spin-off	55 years
Stock Options | First two 12-month periods
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							30.00%
Stock Options | Third 12-month period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							40.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				$ 4		2
Costs not yet recognized		$ 12				$ 12	$ 12
Costs not yet recognized, period for recognition							1 year 2 months 12 days